EXHIBIT 99.65

ib data comparison

Loan Number 2	Loan Number (Selling Lender)	Loan Number (Purchasing Lender)	Data Field	Tape Data	IB Review Value	Discrepancy Comments
748755	xxxxxxx	xxxxxx	Total Debt to Income Ratio	42.57%	44.97%	Approved DTI 42.57, Review DTI 44.97%. Variance is less than 3% and considered non-material.
748311	xxxxxxx	xxxxxx	Property Type	PUD - Detached	PUD - Attached	Appraisal reflects property listed as PUD-Attached, and is confirmed by photos.
748311	xxxxxxx	xxxxxx	Total Debt to Income Ratio	11.76%	11.12%	Non material variance
748311	xxxxxxx	xxxxxx	Has the Note been Modified?		No
748311	xxxxxxx	xxxxxx	Representative Credit Score	660	0	Borrower is a foreign national without a credit score. Per guidelines they are qualified at 660, but this does not reflect the borrower's actual score.
748311	xxxxxxx	xxxxxx	QM/ATR Designation	Non-QM / Compliant	Not Covered / Exempt	QM/ATR Designation not applicable due to foreign national investor purchase.